N-2	6 Months Ended
Jun. 30, 2024 shares
Prospectus [Line Items]
Document Period End Date	Jun. 30, 2024
Cover [Abstract]
Entity Central Index Key	0001080720
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	The Gabelli Utility Trust
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective (Unaudited)

The Fund’s primary investment objective is long term growth of capital and income. The Fund will invest at least 80% of its net assets (plus borrowings made for investment purposes), under normal market conditions, in common stocks and other securities of foreign and domestic companies involved in providing products, services, or equipment for (i) the generation or distribution of electricity, gas, and water and (ii) telecommunications services or infrastructure operations (collectively, the Utility Industry). A company will be considered to be in the Utility Industry if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, the indicated activities or utility related activities.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

7. Capital. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its common shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2024 and the year ended December 31, 2023, the Fund did not repurchase any common shares of beneficial interest in the open market.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount

Net increase in net assets from common shares issued upon reinvestment of distributions	648,976	$3,471,629	1,199,062	$7,571,314

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statement of Additional Information to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, Series C Preferred Shares at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on investment income and gains available to common shareholders.

The Fund may redeem at any time, in whole or in part, the Series C Preferred at its liquidation preference of $25. In addition, the Board has authorized the repurchase of the Series C Preferred in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2024 and the year ended December 31, 2023, the Fund repurchased and retired 15,115 and 13,876 shares of the Series C Preferred Shares in the open market at an investment of $363,536 and $313,603 and at average discounts of approximately 3.8% and 9.6%, respectively, from its liquidation preference.

On October 16, 2023, the Fund completed an exchange offer (the Offer) under which owners of the Series B Preferred could exchange their Series B Preferred for newly issued promissory notes (the Notes) at the exchange ratio of $912 per $1,000 of liquidation preference of Series B Preferred validly tendered and not withdrawn pursuant to the Offer, and issued $20,477,094 principal amount of Notes for the 898 Series B Preferred validly tendered and not withdrawn. The Notes bear an annual interest rate of 5.25%, and interest is paid monthly. The aggregate unpaid principal amount of the Notes, all accrued and unpaid interest, and all other amounts payable under the terms of the Notes will be due and payable on December 31, 2024. The carrying value of the Note Payable approximates fair value. The Note Payable is classified as Level 2 in the fair value hierarchy. On June 26, 2024 the Fund redeemed all Series B Auction Rate Cumulative Preferred Shares at the redemption price of $25,000 per share.

On January 31, 2022, the Fund redeemed all Series A Preferred at the Redemption Price of $25.13671875 per share, which consisted of the liquidation preference of $25.00 plus $0.13671875 per share representing accumulated but unpaid dividends and distributions to the redemption date of January 31, 2022.

For Series B Preferred Shares, the dividend rates were typically set by an auction process held every seven days, and were typically expected to vary with short term interest rates. Since February 2008, the number of Series B Preferred Shares subject to bid orders by potential holders had been less than the number of shares of Series B sell orders. Holders that submitted sell orders had not been able to sell any or all of the Series B Preferred Shares for which they submitted sell orders. Therefore the weekly auctions that failed resulted in the dividend rate being the maximum rate.

Since December 31, 2021, the seven day ICE LIBOR rate ceased to be published and was no longer representative. Because the Series B Preferred Shares have no other effective alternative rate setting provision, a last resort fallback of fixing this LIBOR based reference rate at its last published rate applies. The last published seven day ICE LIBOR rate was 0.076%, which resulted in a maximum rate for Series B Preferred Shares of 2.076% for all failed auctions after December 31, 2021. In the absence of successful auctions that established dividend rates based on prevailing short term interest rates, this result could lead to divergent and unexpected economic results for the Fund and holders of the Series B Preferred Shares since the rates payable on the Series B Preferred Shares were no longer likely to be representative of prevailing market rates. On June 26, 2024, the Fund redeemed all outstanding Series B Preferred at the redemption price of $25,000 per share.

The following table summarizes Cumulative Preferred Shares information:

Number of
			Shares			Dividend	Accrued
			Outstanding at		2024 Dividend	Rate at	Dividends at
Series	Issue Date	Authorized	6/30/2024	Net Proceeds	Rate Range	6/30/2024	6/30/2024
C 5.375%	May 31, 2016	2,000,000	1,958,235	$48,142,029	Fixed Rate	5.375%	$21,928

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

On March 10, 2022, the Fund distributed one transferable right for each of the 63,934,698 common shares outstanding on that date. Seven rights were required to purchase one additional common share at the subscription price of $5.50 per share. On April 20, 2022, the Fund issued 9,133,529 common shares receiving net proceeds of $49,849,194, after the deduction of offering expenses of $385,216. The NAV of the Fund increased by $0.16 per share on the day the additional shares were issued due to the additional shares being issued above NAV. The Fund has an effective shelf registration authorizing an additional $300 million of common or preferred shares.

Common Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]	75,791,186
Cumulative Preferred Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

On March 10, 2022, the Fund distributed one transferable right for each of the 63,934,698 common shares outstanding on that date. Seven rights were required to purchase one additional common share at the subscription price of $5.50 per share. On April 20, 2022, the Fund issued 9,133,529 common shares receiving net proceeds of $49,849,194, after the deduction of offering expenses of $385,216. The NAV of the Fund increased by $0.16 per share on the day the additional shares were issued due to the additional shares being issued above NAV. The Fund has an effective shelf registration authorizing an additional $300 million of common or preferred shares.

Preferred Stock Restrictions, Other [Text Block]

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statement of Additional Information to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, Series C Preferred Shares at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on investment income and gains available to common shareholders.

The Fund may redeem at any time, in whole or in part, the Series C Preferred at its liquidation preference of $25. In addition, the Board has authorized the repurchase of the Series C Preferred in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2024 and the year ended December 31, 2023, the Fund repurchased and retired 15,115 and 13,876 shares of the Series C Preferred Shares in the open market at an investment of $363,536 and $313,603 and at average discounts of approximately 3.8% and 9.6%, respectively, from its liquidation preference.

On October 16, 2023, the Fund completed an exchange offer (the Offer) under which owners of the Series B Preferred could exchange their Series B Preferred for newly issued promissory notes (the Notes) at the exchange ratio of $912 per $1,000 of liquidation preference of Series B Preferred validly tendered and not withdrawn pursuant to the Offer, and issued $20,477,094 principal amount of Notes for the 898 Series B Preferred validly tendered and not withdrawn. The Notes bear an annual interest rate of 5.25%, and interest is paid monthly. The aggregate unpaid principal amount of the Notes, all accrued and unpaid interest, and all other amounts payable under the terms of the Notes will be due and payable on December 31, 2024. The carrying value of the Note Payable approximates fair value. The Note Payable is classified as Level 2 in the fair value hierarchy. On June 26, 2024 the Fund redeemed all Series B Auction Rate Cumulative Preferred Shares at the redemption price of $25,000 per share.

On January 31, 2022, the Fund redeemed all Series A Preferred at the Redemption Price of $25.13671875 per share, which consisted of the liquidation preference of $25.00 plus $0.13671875 per share representing accumulated but unpaid dividends and distributions to the redemption date of January 31, 2022.

For Series B Preferred Shares, the dividend rates were typically set by an auction process held every seven days, and were typically expected to vary with short term interest rates. Since February 2008, the number of Series B Preferred Shares subject to bid orders by potential holders had been less than the number of shares of Series B sell orders. Holders that submitted sell orders had not been able to sell any or all of the Series B Preferred Shares for which they submitted sell orders. Therefore the weekly auctions that failed resulted in the dividend rate being the maximum rate.

Since December 31, 2021, the seven day ICE LIBOR rate ceased to be published and was no longer representative. Because the Series B Preferred Shares have no other effective alternative rate setting provision, a last resort fallback of fixing this LIBOR based reference rate at its last published rate applies. The last published seven day ICE LIBOR rate was 0.076%, which resulted in a maximum rate for Series B Preferred Shares of 2.076% for all failed auctions after December 31, 2021. In the absence of successful auctions that established dividend rates based on prevailing short term interest rates, this result could lead to divergent and unexpected economic results for the Fund and holders of the Series B Preferred Shares since the rates payable on the Series B Preferred Shares were no longer likely to be representative of prevailing market rates. On June 26, 2024, the Fund redeemed all outstanding Series B Preferred at the redemption price of $25,000 per share.

Outstanding Securities [Table Text Block]

The following table summarizes Cumulative Preferred Shares information:

Number of
			Shares			Dividend	Accrued
			Outstanding at		2024 Dividend	Rate at	Dividends at
Series	Issue Date	Authorized	6/30/2024	Net Proceeds	Rate Range	6/30/2024	6/30/2024
C 5.375%	May 31, 2016	2,000,000	1,958,235	$48,142,029	Fixed Rate	5.375%	$21,928

Series C Cumulative Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	C 5.375%
Outstanding Security, Authorized [Shares]	2,000,000
Outstanding Security, Not Held [Shares]	1,958,235